Property, Plant and Equipment	12 Months Ended
Jul. 31, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment
13. Property, Plant and Equipment
Cost	Land	Buildings	Leasehold improvements	Cultivation and production equipment	Furniture, computers, vehicles and equipment	Construction in progress	Right-of-Use assets	Total
	$	$	$	$	$	$	$	$
At July 31, 2019	5,339	150,834	627	42,029	10,368	57,550	-	266,747
Additions	-	24,432	1,395	14,969	9,404	66,246	24,405	140,851
Disposals	(3,683)	(18,260)	-	(13,402)	(909)	(5,428)	-	(41,682)
Transfers	-	7,943	22,417	(10,135)	8	(20,233)	-	-
At July 31, 2020	1,656	164,949	24,439	33,461	18,871	98,135	24,405	365,916
Business acquisition	1,100	95,788	-	6,154	8,578	395	17,059	129,074
Additions	-	1,213	63	2,284	294	16,960		20,814
Disposals	-	1	-	(67)	-	-	(1,055)	(1,121)
Transfers	-	3,951	17,649	884	1,388	(23,544)	-	328
At July 31, 2021	2,756	265,902	42,151	42,716	29,131	91,946	40,409	515,011

Accumulated depreciation and impairments
At July 31, 2019	-	4,392	130	2,216	1,216	-	-	7,954
Depreciation	-	7,395	879	3,702	3,562	-	2,522	18,060
Transfers	-	-	-	271	(271)	-	-	-
Disposals	-	(17,081)	-	(7,435)	(366)	-	-	(24,882)
Impairments	307	19,006	-	9,937	-	48,990	1,178	79,418
At July 31, 2020	307	13,712	1,009	8,691	4,141	48,990	3,700	80,550
Depreciation	-	7,981	2,173	5,145	4,229	-	2,246	21,774
Transfers	-	(110)	(16)	(78)	(277)	-	-	(481)
Disposals	-	-	-	-	-	-	(964)	(964)
Impairments	-	160	85	2,104	61	-	17,820	20,230
At July 31, 2021	307	21,743	3,251	15,862	8,154	48,990	22,802	121,109

Net book value
At July 31, 2019	5,339	146,442	497	39,813	9,152	57,550	-	258,793
At July 31, 2020	1,349	151,237	23,430	24,770	14,730	49,145	20,705	285,366
At July 31, 2021	2,449	244,159	38,900	26,854	20,977	42,956	17,607	393,902

During the year ended July 31,2021, the Company capitalized $15,677 (July 31, 2020 - $11,988) of depreciation to inventory. During the year ended July 31, 2021, depreciation expensed to the consolidated statement of loss and comprehensive loss was $6,097 (July 31,2020 - $6,072).

Capitalized borrowing costs to buildings in the year ended July 31, 2021 was $1,269 (July 31, 2020 - $2,385) at an average interest rate of 5.6% (July 31, 2020 - 7.22%). Transfers from construction in progress during the year reflect the activation of an asset's useful life, transitioning from construction in progress to the appropriate property, plant and equipment classification.

Impairment of right of use assets

During the year ended July 31, 2021, the Company impaired $17,820 (July 31, 2020 - $1,178 ) of right of use assets related to the Company's Langley and Montreal facilities.

Subsequent to the acquisition of Zenabis (Note 15), the Company in order to recognize the synergies, assessed the output capacity of its production and cultivation facilities and made the decision to exit the Langley lease. As a result, the carrying amount of the associated right of use asset of $17,059 was impaired as the Company has assessed the recoverable amount at $nil. During the year ended July 31, 2021 the Company identified it’s Montreal research lab lease, which resulted in impairment losses $761. The recoverable amount of the assets was determined to be nil, as the assets have no continuing use to the Company. The associated lease liabilities remain as at July 31, 2021 (Note 20).

Impairment of cultivation and production equipment

During the year ended July 31, 2021, the Company identified impairments of certain packaging equipment that is no longer expected to be used. As a result of this, impairment losses of  $2,104 (July 31, 2020 - $9,937) were recorded.

Impairment and Sale of Niagara Facility

On March 2, 2020, the Company completed a strategic review of its cultivation capacity and made the decision to market the Niagara facility for sale. As a result, the carrying amount of the Niagara facility was expected to be recovered principally through its sale.  The Niagara facility was acquired from Newstrike in May 2019 and consists primarily of equipment, cultivation and processing facilities and land assets that are included within property, plant and equipment, as well as related cultivation and processing licenses that are recorded as intangible assets. These assets were previously included in the HEXO CGU.

The recoverable amount was determined by reference to fair value less costs of disposal using a market approach. The market approach was based on comparable transactions for similar assets, which is categorized within Level 2 of the fair value hierarchy. As a result, an impairment loss of $31,606 was recorded in property, plant and equipment. Additional impairment losses were recorded for cultivation and processing licenses (Note 14). On June 17, 2020, the Company closed the sale of the Niagara Facility for proceeds of $12,250 and a loss on disposal of $2,219 for the year ended July 31, 2020.

Impairment of Certain Optimization Projects

During the year ended July 31, 2020, the Company identified an impairment indicator for certain capital assets and expenditures made as a result of suspending certain optimization projects that were under construction. As a result, the Company recorded an impairment loss of $43,585 relating to redundant and idle capital assets, as well as excess leasehold improvement expenditure that is not expected to contribute to future cash flows of the Company. The recoverable amount of the assets was determined to be zero, as the assets have no continuing use to the Company and negligible value would be derived from sale as the assets were highly customised for a specific purpose and location.

Impairment of HEXO CGU

At July 31, 2021, no indicators of impairment were identified for the HEXO CGU.

During the year ended July 31, 2020, an indicator of impairment was identified for the HEXO CGU as the carrying amount of the Company's total net assets significantly exceeded the Company's market capitalization. The HEXO CGU consists of the Company's Canadian cultivation and production facilities.

The recoverable amount of the CGU was determined based on fair value less cost of disposal using a market-based approach (Level 3) based on an income based discounted cash flow analysis (DCF). The Company uses its market capitalization and comparative market multiples to aid in validating the discounted cash flow results. The significant assumptions in the DCF analysis were as follows:

i.        Cash flows: Estimated cash flows were projected based on actual operating results from internal sources as well as industry and market trends. A discrete four year period was forecasted with an extended 5 year period calculated using the H-Model which is an alternative dividend discount model that assumes the growth rate will fall linearly to the terminal value with a short-term growth rate of 10% in the first year, declining each year over the 5 years to a terminal growth rate of 3%. If all other assumption were held constant and the short-term growth rate in the first year was decreased by 1%, the recoverable amount would decrease by approximately $24,000;

ii. Revenue and gross margin: Forecast revenues and resulting gross margin are based on internal projections, developed with reference to historical experience and external market information. If all other assumptions were held constant and forecasted revenues and resulting gross margin declined by 3%, the recoverable amount would decrease by approximately $34,000;

iii.     Terminal value growth rate: Management used a 3% terminal growth rate which is based on historical and projected consumer inflation, historical and projected economic indicators, and projected industry growth. If all other assumption were held constant and the terminal growth rate was decreased by 1%, the recoverable amount would decrease by approximately $38,000;

iv. Discount rate: Management used a 14.1% post-tax discount rate which is reflective of an industry Weighted Average Cost of Capital ("WACC"). The WACC was estimated based on the risk-free rate, equity risk premium based on a direct comparison approach, a size premium and company specific risk, and after-tax cost of debt based on corporate bond yields. If all other assumption were held constant and the discount rate was in increased by 1%, the recoverable amount would decrease by approximately $59,000; and

v.         Tax rate: The tax rates used in determining the future cash flows were those substantively enacted at the respective valuation date.